Offerings - Offering: 1	Jul. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	18,653,000
Proposed Maximum Offering Price per Unit	18.50
Maximum Aggregate Offering Price	$ 345,080,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,831.82
Offering Note	(1) Includes 2,433,000 shares of common stock purchased by the underwriters pursuant to the exercise of their option to purchase additional shares. (2) The filing fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3ASR (File No. 333-279502) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.